Events after reporting date (Details) R in Millions, $ in Millions	Apr. 11, 2024 contractor employee	Mar. 15, 2024 ZAR (R) R / $	Mar. 15, 2024 USD ($) R / $	Nov. 09, 2023
Reldan Group | Forecast
Events after the reporting period
Percentage of voting equity interests acquired				100.00%
Major business combination | Reldan Group
Events after the reporting period
Fair value of identifiable net assets acquired		R 3,961	$ 211.5
Cash consideration		R 2,920	$ 155.9
Exchange rates (in ZAR per USD) | R / $		18.73	18.73
Restructure of operations in South Africa | Forecast
Events after the reporting period
Employees impacted | employee	3,107
Contractors impacted | contractor	915